OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Minimum contractual future revenues to be received on time charters

Year ending December 31,	Total
(in thousands of $)
2015	10,341
2016 and thereafter	—
Total	10,341

Future minimum rental payments under non-cancellable operating leases

Year ending December 31,	Total
(in thousands of $)
2015	27,816
2016	33,724
2017	28,414
2018	875
2019	695
2020 and thereafter	58
Total minimum lease payments (1)	91,582